Retirement benefits	6 Months Ended
Jun. 30, 2026
Disclosure of defined benefit plans [abstract]
Retirement benefits	Retirement benefits
As at 30 June 2026, the Group’s IAS 19 net retirement benefit assets were £3.1bn (December 2025: £3.0bn). The two
Sections of the UK Retirement Fund (UKRF), which are the Group’s main defined benefit pension schemes, had IAS 19 net retirement benefit assets of £3.2bn (December 2025: £3.3bn).
Following sectionalisation of the UKRF at 1 July 2025, the first triennial valuations of the Barclays Bank and Barclays UK sections have been completed during 2026. Results for each are shown below.
Barclays Bank Section of the UKRF
The triennial valuation of the Barclays Bank Section showed a funding surplus of £1.9bn at 30 September 2025.
As part of the valuation the Trustee and Barclays Bank PLC agreed an annual adequacy test on a more prudent basis than
IAS 19 and funding. Should the Barclays Bank Section be sufficiently funded on this basis, regular employer contributions to fund future pension accrual will not be required in the following calendar year. The test was passed at September 2025, so no regular employer contributions are required for 2026.
Barclays UK Section of the UKRF
The triennial valuation of the Barclays UK Section showed a funding surplus of £83m at 30 September 2025. Barclays Bank
UK PLC will continue to meet the costs of ongoing accrual and administration expenses for this Section.
The next triennial actuarial valuations for both Sections of the UKRF are due to be completed in 2029 with an effective date of 30 September 2028.